Right-of-use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets.
Right-of-use assets

18.Right-of-use assets

			Total net
(Euro thousands)	Real estates	Other	carrying amount
At January 1, 2023	121,002	729	121,731
Additions	36,352	502	36,854
Disposals	(3,059)	(17)	(3,076)
Depreciation	(32,477)	(523)	(33,000)
Impairment losses	(3,516)	—	(3,516)
Contract modifications	13,356	(30)	13,326
Net foreign exchange differences	(3,462)	(4)	(3,466)
At December 31, 2023	128,196	657	128,853
Additions	46,180	656	46,836
Disposals	(442)	(22)	(464)
Depreciation	(34,246)	(350)	(34,596)
Impairment losses	(5,789)	—	(5,789)
Contract modifications	(7,115)	(52)	(7,167)
Net foreign exchange differences	3,915	9	3,924
At December 31, 2024	130,699	898	131,597